Equipment for Lease, Net - Additional Information (Detail) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)
Leases [Abstract]
Carrying value	$ 36.0	$ 36.0
Accumulated depreciation	3.3	3.3
Net carrying value	32.7	32.7
Equipment not yet initially deployed to merchant and accordingly is not being depreciated	7.3	7.3
Equipment under lease, depreciation	$ 5.7	$ 5.7